SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

Dreyfus State Municipal Bond Funds
(formerly, Dreyfus Premier State Municipal Bond Fund)
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-4906

Securities Act File Number: 33-10238

4(a). Last day of fiscal year for which this notice is filed:

April 30, 2010

4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Connecticut Fund - Class A
(formerly, Connecticut Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$26,095,938
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$29,852,153
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$176,952,550
		repurchased during any PRIOR fiscal year ending no	---------------
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$206,804,703
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(180,708,765)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
		[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Connecticut Fund - Class B
(formerly, Connecticut Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$46,616
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$1,001,387
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$17,369,674
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 18,371,061
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(18,324,445)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Connecticut Fund - Class C
(formerly, Connecticut Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$6,284,592
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$3,591,851
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$0
		repurchased during any PRIOR fiscal year ending no	------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 3,591,851
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 2,692,741
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 191.99
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 191.99
=============

Dreyfus Connecticut Fund - Class Z
(formerly, Connecticut Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$10,820,570
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 11,527,353
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 5,935,327
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$17,462,680
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(6,642,110)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
==============
Dreyfus Connecticut Fund - Class I
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$5,475,494
		fiscal year pursuant to section 24(f):	---------------
	(ii)	Aggregate price of securities redeemed or	$ 68,260
		repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$68,260
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$5,407,234
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$385.54
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$385.54
==============

Dreyfus Maryland Fund - Class A
(formerly, Maryland Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$17,003,221
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 20,064,449
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 218,894,942
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$238,959,391
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(221,956,170)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Maryland Fund - Class B
(formerly, Maryland Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$274,330
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,120,913
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 25,208,095
		repurchased during any PRIOR fiscal year ending no	------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$26,329,008
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(26,054,678)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

Dreyfus Maryland Fund - Class C
(formerly, Maryland Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$771,355
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$1,034,521
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 2,280,231
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 3,314,752
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(2,543,397)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

Dreyfus Massachusetts Fund - Class A
(formerly, Massachusetts Series)
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$4,801,281
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$4,435,824
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$45,727,447
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$50,163,271
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(45,361,990)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus Massachusetts Fund - Class B
(formerly, Massachusetts Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$24,149
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$426,397
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$2,991,116
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$3,417,513
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(3,393,364)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=$ 0
		=============
Dreyfus Massachusetts Fund - Class C
(formerly, Massachusetts Series)
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$436,230
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$388,433
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$1,139,699
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$1,528,132
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (1,091,902)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Massachusetts Fund - Class Z
(formerly, Massachusetts Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$11,551,716
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 12,486,581
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 22,841,846
		repurchased during any PRIOR fiscal year ending no	------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$35,328,427
		and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(23,776,711)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
==============

Dreyfus Michigan Fund - Class A
(formerly, Michigan Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 4,080,670
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$82,307,940
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$126,110,210
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$208,418,150
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(204,337,480)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus Michigan Fund - Class B
(formerly, Michigan Series)
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$4,925
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 404,554
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 6,726,740
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$7,131,294
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (7,126,369)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Michigan Fund - Class C
(formerly, Michigan Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$654,182
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$4,511,265
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 3,272,768
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 7,784,033
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (7,129,851)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus Minnesota Fund - Class A
(formerly, Minnesota Series)
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$19,104,522
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$14,378,462
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$70,578,248
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$84,956,710
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(65,852,188)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus Minnesota Fund - Class B
(formerly, Minnesota Series)

5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$42,782
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$1,020,396
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 8,188,599
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$9,208,995
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(9,166,213)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Minnesota Fund - Class C
(formerly, Minnesota Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,600,832
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$834,916
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not

previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$834,916
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	765,916
	[subtract Item 5(iv) from Item 5(i)]:	---------------

$ -0-
(vi)	Redemption credits available for use in future	---------------
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 54.61
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	54.61
=============

Dreyfus North Carolina Fund - Class A
(formerly, North Carolina Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 4,970,207
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 66,640,149
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 47,788,266
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 114,428,415
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(109,458,208)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus North Carolina Fund - Class B
(formerly, North Carolina Series)
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 37,921
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 1,035,637
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 9,601,438
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 10,637,075
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(10,599,154)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			=$	0.00
=============

Dreyfus North Carolina Fund - Class C
(formerly, North Carolina Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 805,433
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 4,068,681
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		-$ 4,068,681
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(3,263,248)
		years -- if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000713
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

Dreyfus Ohio Fund - Class A
(formerly, Ohio Series)
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$9,882,526
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$16,552,035
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$187,263,917
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$203,815,952
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(193,933,426)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Ohio Fund - Class B
(formerly, Ohio Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$35,557
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$663,459
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 15,171,478
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$15,834,937
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(15,799,380)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Dreyfus Ohio Fund - Class C
(formerly, Ohio Series)

5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 825,356
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 609,266
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$3,409,469
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$4,018,735
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(3,193,379)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000713
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Pennsylvania Fund - Class A
(formerly, Pennsylvania Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 14,942,876
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 14,148,812
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 171,083,706
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$185,232,518
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(170,289,642)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Pennsylvania Fund - Class B
(formerly, Pennsylvania Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 74,600
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 683,892
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 12,924,402
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$13,608,294
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(13,533,694)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Pennsylvania Fund - Class C
(formerly, Pennsylvania Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,630,463
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 759,400
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 759,400
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$871,063
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 62.11
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 62.11
=============

Dreyfus Pennsylvania Fund - Class Z
(formerly, Pennsylvania Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$4,843,360
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 5,778,386
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 4,858,786
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$10,637,172
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(5,793,812)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
==============
Dreyfus Virginia Fund - Class A
(formerly, Virginia Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$4,520,911
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 64,446,632
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 33,383,241
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 97,829,873
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(93,308,962)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000713
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
		5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Virginia Fund - Class B
(formerly, Virginia Series)
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 13,223
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$958,778
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 13,738,880
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$14,697,658
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(14,684,435)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

Dreyfus Virginia Fund - Class C
(formerly, Virginia Series)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 212,267
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 3,141,914
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 1,049,922
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 4,191,836
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (3,979,569)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0000713
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============

TOTAL FOR ALL:	=$694.25
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Janette E. Farragher
Janette E. Farragher
Vice President and Assistant Secretary

Date: July 27, 2010

* Please print the name and title of the signing officer below the signature.